Significant Accounting Policies (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Trade receivables	$ 441,468	$ 385,778
Prepaid expenses and other accounts receivable	40,397	44,904
Long-term Assets
Prepaid expenses and other accounts receivable	23,121	16,581
Current Liabilities
Deferred revenues	59,509	58,905
Other accounts payable	53,969	53,145
Long-term Liabilities
Other long-term liabilities	8,734	7,244
Equity
Retained earnings	262,557	239,156
Non-controlling interests	437,767	413,720
The change [Member]
Current Assets
Trade receivables	1,783	20
Prepaid expenses and other accounts receivable	(1,271)	629
Long-term Assets
Prepaid expenses and other accounts receivable	1,646
Current Liabilities
Deferred revenues	(4,553)	(1,397)
Other accounts payable	262
Long-term Liabilities
Other long-term liabilities	106	231
Equity
Retained earnings	3,019	874
Non-controlling interests	3,324	941
According to IFRS 15 [Member]
Current Assets
Trade receivables		385,798
Prepaid expenses and other accounts receivable		45,533
Current Liabilities
Deferred revenues		57,508
Long-term Liabilities
Other long-term liabilities		7,475
Equity
Retained earnings		240,030
Non-controlling interests		$ 414,661
According to the previous accounting policy [Member]
Current Assets
Trade receivables	439,685
Prepaid expenses and other accounts receivable	41,668
Long-term Assets
Prepaid expenses and other accounts receivable	21,475
Current Liabilities
Deferred revenues	64,062
Other accounts payable	53,707
Long-term Liabilities
Other long-term liabilities	8,628
Equity
Retained earnings	259,538
Non-controlling interests	$ 434,443